Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	290,000,000	290,000,000
Common stock, shares issued	10,687,724	648,862
Common stock, share outstanding	10,687,724	648,862